Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003

Dear Shareholder:
This annual report to shareholders of Morgan Stanley Natural Resource Development Securities Inc. covers the 12-month period ended February 28, 2003. During this period, the U.S. economy and stock market continued to be buffeted by many of the same factors that had affected them during the first half of the period. Business spending remained subdued and overall unemployment showed little substantial movement in either direction. Rising commodity prices also affected the economy, which had a negative impact on industrial companies' earnings and overall stock-market valuations. These same factors influenced the performance of the Fund during the period under review.

The rise in oil prices during this period can be attributed to several factors, including the constant and rising tensions in the Middle East. Also important was the political turmoil present in Venezuela, which caused a near complete shutdown of that country's oil exports. In addition, natural gas prices increased as a result of rising oil prices and a particularly colder and longer winter season in the northeast as compared to the prior season. This contributed to significant declines from natural gas storage levels that, in turn, helped to keep prices high and rising. Within this environment, energy-related equities generally maintained their outperformance relative to the overall equity markets.

Performance and Portfolio Strategy
For the 12-month period ended February 28, 2003, Morgan Stanley Natural Resource Development Securities Inc.'s Class A, B, C and D shares generated total returns of -16.59 percent, -17.44 percent, -17.48 percent, and -16.67 percent, respectively. This compares favorably to the -22.68 percent return provided by the Standard & Poor's 500 Index (S&P 500). The Lipper Natural Resource Index returned -8.31 percent for the same period. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

We made a change to the Fund to reflect the steadily rising commodity prices during this time frame. We reduced the overall number of securities within the portfolio, therefore placing larger position sizes on individual companies and industries that we believed were the principal beneficiaries within this environment. These shifts included increasing the dollar commitment to the oilfield services, oil and gas drilling, and exploration and development industries.

As we increased weightings in the aforementioned industries, there was a corresponding decrease in the Fund's exposure to several basic industries, such as the paper, chemical and steel industries. Reasons for this shift in weightings were related to the nascent uptick in drilling activity on behalf of natural gas companies,

Morgan Stanley Natural Resource Development Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003 CONTINUED

the overall high level of commodity prices, and the detrimental impact to revenues and earnings that rising oil and gas prices were having within the basic industry sector.

At the end of the reporting period, the Fund held equity positions in 46 companies with approximately 36 percent of the Fund's net assets allocated to the basic energy sector, 50 percent to energy development and 13 percent to metals and basic materials.

Looking Ahead
In our view, we continue to see value in investing within the natural resources sector. We believe that ongoing declining U.S. natural gas deliverability, low inventory levels for crude oil and associated refined products and, at some point, the resumption of U.S. economic growth should all combine to keep underlying energy prices at reasonable levels for the foreseeable future. This should potentially lead to maintenance of price performance on both an absolute basis and relative to the overall equity market.

We appreciate your ongoing support of Morgan Stanley Natural Resource Development Securities Inc. and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Natural Resource Development Securities Inc.
FUND PERFORMANCE / / FEBRUARY 28, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

                      FUND     S&P 500(4)  LIPPER(5)
February 28, 1993     $10,000     $10,000    $10,000
February 28, 1994     $11,216     $10,834    $11,268
February 28, 1995     $11,074     $11,631    $11,045
February 29, 1996     $13,768     $15,668    $13,803
February 28, 1997     $16,643     $19,765    $16,452
February 28, 1998     $19,460     $26,685    $19,585
February 28, 1999     $14,284     $31,949    $13,827
February 29, 2000     $18,044     $35,696    $19,776
February 29, 2001     $21,377     $32,766    $25,834
February 28, 2002     $19,164     $29,654    $23,301
February 28, 2003  $15,821(3)     $22,930    $21,364

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   Average Annual Total Returns -- Period Ended February 28, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                   Class B Shares**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (16.59)%(1)         (20.97)%(2)        1 Year                      (17.44)%(1)         (21.56)%(2)
 5 Years                     (3.25)%(1)          (4.29)%(2)        5 Years                      (4.06)%(1)          (4.44)%(2)
 Since Inception (7/28/97)   (2.95)%(1)          (3.89)%(2)        10 Years                       4.69%(1)            4.69%(2)

                         Class C Shares+                                                   Class D Shares++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (17.48)%(1)         (18.31)%(2)        1 Year                      (16.67)%(1)
 5 Years                     (4.07)%(1)          (4.07)%(2)        5 Years                      (3.09)%(1)
 Since Inception (7/28/97)   (3.76)%(1)          (3.76)%(2)        Since Inception (7/28/97)    (2.78)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE.SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2003.
(4) THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS. THE PERFORMANCE OF THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE LIPPER NATURAL RESOURCE FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Natural Resource Development Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks (99.6%)
           Basic Energy (36.2%)
           GAS DISTRIBUTORS (4.3%)
 125,000   Equitable Resources, Inc................  $  4,537,500
  44,000   UGI Corp................................     1,821,600
                                                     ------------
                                                        6,359,100
                                                     ------------
           INTEGRATED OIL (6.9%)
  25,000   BP PLC (ADR) (United Kingdom)...........       952,750
 125,000   Exxon Mobil Corp........................     4,252,500
  45,000   Murphy Oil Corp.........................     1,936,350
 165,000   Suncor Energy, Inc. (Canada)............     3,014,550
                                                     ------------
                                                       10,156,150
                                                     ------------
           OIL & GAS PRODUCTION (17.0%)
  85,000   Apache Corp.............................     5,548,800
  60,000   Burlington Resources, Inc...............     2,781,000
 100,000   Chesapeake Energy Corp..................       812,000
  50,000   Occidental Petroleum Corp...............     1,495,000
 100,000   Pogo Producing Co.......................     3,975,000
 120,000   Remington Oil & Gas Corp.*..............     2,264,400
 150,000   St. Mary Land & Exploration Co..........     4,000,500
 165,000   XTO Energy Inc..........................     4,159,650
                                                     ------------
                                                       25,036,350
                                                     ------------
           OIL REFINING/ MARKETING (8.0%)
 135,000   Repsol S.A. (ADR) (Spain)...............     1,892,700
2,250,000  Sinopec Zhenhai Refining & Chemical Co.
            (Class H) (China)......................       706,803
  85,000   Sunoco, Inc.............................     3,008,150
 160,000   Valero Energy Corp......................     6,241,600
                                                     ------------
                                                       11,849,253
                                                     ------------
           Total Basic Energy......................    53,400,853
                                                     ------------
           Energy Development &
           Technology (50.0%)
           CONTRACT DRILLING (22.3%)
 150,000   ENSCO International Inc.................     4,197,000

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 150,000   Nabors Industries, Ltd. (Barbados)*.....  $  5,947,500
 135,000   Noble Corp. (Cayman Islands)*...........     4,900,500
 175,000   Patterson-UTI Energy, Inc.*.............     5,799,500
 150,000   Precision Drilling Corp. (Class A)
            (Canada)*..............................     5,437,500
 225,000   Pride International, Inc.*..............     3,262,500
 150,000   Transocean Inc..........................     3,405,000
                                                     ------------
                                                       32,949,500
                                                     ------------
           ELECTRIC UTILITIES (0.6%)
1,000,000  Huaneng Power International, Inc.
            (Class H) (China)......................       891,117
                                                     ------------
           OILFIELD SERVICES/ EQUIPMENT (27.1%)
 150,000   Baker Hughes Inc........................     4,653,000
 110,000   BJ Services Co.*........................     3,780,700
  85,000   Cooper Cameron Corp.*...................     4,420,000
 200,000   FMC Technologies, Inc.*.................     3,990,000
 275,000   Grant Prideco, Inc.*....................     3,333,000
 225,000   Halliburton Co..........................     4,558,500
 125,000   Maverick Tube Corp.*....................     2,180,000
 225,000   National-Oilwell, Inc.*.................     5,062,500
  20,000   Schlumberger Ltd. (Netherlands).........       832,200
 100,000   Smith International, Inc.*..............     3,486,000
 120,000   Tidewater, Inc..........................     3,674,400
                                                     ------------
                                                       39,970,300
                                                     ------------
           Total Energy Development &
            Technology.............................    73,810,917
                                                     ------------
           Metals & Basic
           Materials (13.4%)
           CHEMICALS: SPECIALTY (1.9%)
 160,000   Airgas, Inc.*...........................     2,800,000
                                                     ------------
           MARINE SHIPPING (1.5%)
  75,000   Knightsbridge Tankers Ltd...............     1,031,250
  30,000   Teekay Shipping Corp....................     1,163,700
                                                     ------------
                                                        2,194,950
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           OTHER METALS/ MINERALS (4.6%)
 150,000   Inco Ltd. (Canada)*.....................  $  3,217,500
 100,000   Phelps Dodge Corp.*.....................     3,596,000
                                                     ------------
                                                        6,813,500
                                                     ------------
           PRECIOUS METALS (2.6%)
 185,000   Freeport-McMoRan Copper & Gold, Inc.
            (Class B)*.............................     3,148,700
  60,000   Goldcorp Inc. (Canada)..................       686,400
                                                     ------------
                                                        3,835,100
                                                     ------------
           PULP & PAPER (1.8%)
 135,000   Aracruz Celulose S.A. (Class B) (ADR)
            (Brazil)...............................     2,646,000
                                                     ------------
           STEEL (1.0%)
  85,000   Lone Star Technologies, Inc.*...........     1,557,200
                                                     ------------
           Total Metals & Basic Materials..........    19,846,750
                                                     ------------

  Total Investments
   (COST $141,473,159) (a)................    99.6%  147,058,520
  Other Assets in Excess of Liabilities...     0.4       637,641
                                            ------  ------------
  Net Assets..............................   100.0% $147,696,161
                                            ======  ============

------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,996,833 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,411,472, RESULTING IN NET UNREALIZED APPRECIATION OF $5,585,361.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2003

Assets:
Investments in securities, at value (cost
 $141,473,159)....................................  $147,058,520
Receivable for:
  Investments sold................................    4,574,437
  Dividends.......................................      179,570
  Capital stock sold..............................       10,742
Prepaid expenses and other assets.................       45,044
                                                    -----------
    Total Assets..................................  151,868,313
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................    3,741,598
  Capital stock redeemed..........................      120,536
  Distribution fee................................       86,716
  Investment management fee.......................       69,896
Payable to bank...................................       34,736
Accrued expenses and other payables...............      118,670
                                                    -----------
    Total Liabilities.............................    4,172,152
                                                    -----------
    Net Assets....................................  $147,696,161
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $165,107,313
Net unrealized appreciation.......................    5,585,361
Accumulated net investment loss...................      (59,937)
Accumulated net realized loss.....................  (22,936,576)
                                                    -----------
    Net Assets....................................  $147,696,161
                                                    ===========
Class A Shares:
Net Assets........................................   $1,160,415
Shares Outstanding (500,000,000 SHARES AUTHORIZED,
 $.01 PAR VALUE)..................................      101,118
    Net Asset Value Per Share.....................       $11.48
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................       $12.12
                                                    ===========
Class B Shares:
Net Assets........................................  $111,313,110
Shares Outstanding (500,000,000 SHARES AUTHORIZED,
 $.01 PAR VALUE)..................................   10,076,537
    Net Asset Value Per Share.....................       $11.05
                                                    ===========
Class C Shares:
Net Assets........................................   $2,674,143
Shares Outstanding (500,000,000 SHARES AUTHORIZED,
 $.01 PAR VALUE)..................................      242,663
    Net Asset Value Per Share.....................       $11.02
                                                    ===========
Class D Shares:
Net Assets........................................  $32,548,493
Shares Outstanding (500,000,000 SHARES AUTHORIZED,
 $.01 PAR VALUE)..................................    2,817,266
    Net Asset Value Per Share.....................       $11.55
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED FEBRUARY 28, 2003

Net Investment Loss:
Income
Dividends (net of $146,765 foreign withholding
 tax).............................................  $ 2,537,589
Interest..........................................      118,191
                                                    -----------
    Total Income..................................    2,655,780
                                                    -----------
Expenses
Distribution fee (Class A shares).................        3,654
Distribution fee (Class B shares).................    1,381,886
Distribution fee (Class C shares).................       34,223
Investment management fee.........................    1,153,730
Transfer agent fees and expenses..................      304,665
Shareholder reports and notices...................       69,278
Registration fees.................................       58,302
Professional fees.................................       53,133
Directors' fees and expenses......................       22,602
Custodian fees....................................       13,134
Other.............................................        9,753
                                                    -----------
    Total Expenses................................    3,104,360
                                                    -----------
    Net Investment Loss...........................     (448,580)
                                                    -----------
Net Realized and Unrealized Loss:
Net realized loss.................................  (17,083,521)
Net change in unrealized appreciation.............  (18,049,480)
                                                    -----------
    Net Loss......................................  (35,133,001)
                                                    -----------
Net Decrease......................................  $(35,581,581)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          FEBRUARY 28, 2003  FEBRUARY 28, 2002
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)............    $   (448,580)      $     10,666
Net realized gain (loss)................     (17,083,521)         2,322,746
Net change in unrealized appreciation...     (18,049,480)       (30,030,998)
                                            ------------       ------------

    Net Decrease........................     (35,581,581)       (27,697,586)
                                            ------------       ------------

Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................            (111)            (1,535)
  Class D shares........................         (13,943)          (148,017)

Net realized gain
  Class A shares........................          (3,741)            (4,365)
  Class B shares........................        (416,483)          (551,226)
  Class C shares........................         (10,373)           (11,131)
  Class D shares........................        (117,149)          (124,365)
                                            ------------       ------------

    Total Dividends and Distributions...        (561,800)          (840,639)
                                            ------------       ------------

Net decrease from capital stock
 transactions...........................     (35,966,100)        (2,783,414)
                                            ------------       ------------

    Net Decrease........................     (72,109,481)       (31,321,639)

Net Assets:
Beginning of period.....................     219,805,642        251,127,281
                                            ------------       ------------

End of Period
 (INCLUDING AN ACCUMULATED NET
 INVESTMENT LOSS OF $59,937 AND
 DIVIDENDS IN EXCESS OF NET INVESTMENT
 INCOME OF $42,752, RESPECTIVELY).......    $147,696,161       $219,805,642
                                            ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003

1. Organization and Accounting Policies
Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,584,694 at February 28, 2003.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $220,752 and $2,560, respectively and received $16,190 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2003 aggregated $317,962,466 and $340,045,973, respectively.

Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $196,854 and $767,750, respectively, including a net realized gain of $30,606.

For the year ended February 28, 2003, the Fund incurred $163,895 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 2003, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $182,180 and $2,113,374, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended February 28, 3003 included in Directors' fees and expenses in the Statement of Operations amounted to $8,685. At February 28, 2003, the Fund had an accrued pension liability of $59,937 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                              FOR THE YEAR           FOR THE YEAR
                                                  ENDED                  ENDED
                                            FEBRUARY 28, 2003      FEBRUARY 28, 2002
                                          ---------------------  ---------------------
Ordinary income.........................        $ 14,053               $149,550
Long-term capital gains.................         547,744                691,091
                                                --------               --------

Total distributions.....................        $561,797               $840,641
                                                ========               ========

As of February 28, 2003, the tax-basis components of accumulated earnings were as follows:

Net accumulated earnings..........................      --
Capital loss carryforward*........................  $(18,482,093)
Temporary differences.............................      (59,937)
Net unrealized appreciation.......................    1,130,878
                                                    -----------

Total accumulated losses..........................  $(17,411,152)
                                                    ===========

* As of February 28, 2003, the Fund had a net capital loss carryforward of approximately $18,482,000 which will expire between February 28, 2004-2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and a non-deductible expense and permanent book/tax difference primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated net investment loss was credited $445,449.

Morgan Stanley Natural Resource Development Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 CONTINUED

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2003, there were no outstanding forward contracts.

7. Capital Stock
Transactions in capital stock were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                   FEBRUARY 28, 2003         FEBRUARY 28, 2002
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................     144,369  $  2,048,654     459,962  $  7,153,662
Reinvestment of dividends and
 distributions................         230         3,170         384         5,734
Redeemed......................    (140,108)   (1,909,656)   (471,672)   (7,341,659)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................       4,491       142,168     (11,326)     (182,263)
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   1,332,544    17,406,546   5,005,860    72,322,216
Reinvestment of
 distributions................      28,545       380,213      34,458       502,740
Redeemed......................  (3,443,173)  (41,924,537) (6,139,488)  (85,247,026)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......  (2,082,084)  (24,137,778) (1,099,170)  (12,422,070)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     129,612     1,674,032     146,159     2,090,414
Reinvestment of
 distributions................         730         9,697         723        10,529
Redeemed......................    (160,807)   (1,900,505)   (113,648)   (1,559,754)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................     (30,465)     (216,776)     33,234       541,189
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     273,187     3,369,857   1,676,838    22,707,379
Reinvestment of dividends and
 distributions................       4,482        61,980      10,097       151,551
Redeemed......................  (1,177,544)  (15,185,551) (1,003,047)  (13,579,200)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................    (899,875)  (11,753,714)    683,888     9,279,730
                                ----------  ------------  ----------  ------------
Net decrease in Fund..........  (3,007,933) $(35,966,100)   (393,374) $ (2,783,414)
                                ==========  ============  ==========  ============

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                           FOR THE YEAR ENDED FEBRUARY 28,
                           ---------------------------------------------------------------
                              2003         2002         2001        2000**        1999
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $13.83       $15.34       $12.94       $10.15       $13.87
                             ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............      0.04         0.11         0.10         0.10         0.03
  Net realized and
   unrealized gain
   (loss)................     (2.35)       (1.57)        2.40         2.69        (3.61)
                             ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...     (2.31)       (1.46)        2.50         2.79        (3.58)
                             ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................     (0.00)*      (0.01)       (0.10)       -            -
  Net realized gain......     (0.04)       (0.04)       -            -            (0.14)
                             ------       ------       ------       ------       ------
Total dividends and
 distributions...........     (0.04)       (0.05)       (0.10)       -            (0.14)
                             ------       ------       ------       ------       ------

Net asset value, end of
 period..................    $11.48       $13.83       $15.34       $12.94       $10.15
                             ======       ======       ======       ======       ======

Total Return+............    (16.59)%      (9.71)%      19.38%       27.49%      (26.04)%

Ratios to Average Net
 Assets(1):
Expenses.................      1.15%        0.88 %       1.03%(2)     1.12%        1.14 %
Net investment income....      0.29%        0.78 %       0.69%(2)     0.75%        0.56 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $1,160       $1,337       $1,656       $1,233         $691
Portfolio turnover
 rate....................       178%          26 %         23%          39%          26 %

---------------------

  *   LESS THAN $0.01 PER SHARE.
 **   FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001          2000**          1999
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.42         $15.01         $12.67         $10.03         $13.81
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   loss++................       (0.06)         (0.03)         (0.02)          0.00          (0.04)
  Net realized and
   unrealized gain
   (loss)................       (2.27)         (1.52)          2.36           2.64          (3.60)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.33)         (1.55)          2.34           2.64          (3.64)
                               ------         ------         ------         ------         ------

Less distributions from
 net realized gain.......       (0.04)         (0.04)        -              -               (0.14)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.05         $13.42         $15.01         $12.67         $10.03
                               ======         ======         ======         ======         ======

Total Return+............      (17.44)%       (10.35)%        18.47 %        26.32 %       (26.60)%

Ratios to Average Net
 Assets(1):
Expenses.................        1.91 %         1.86 %         1.83 %(2)       1.89 %        1.90 %
Net investment loss......       (0.47)%        (0.20)%        (0.11)%(2)      (0.02)%       (0.20)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $111,313       $163,156       $199,044       $189,180       $147,527
Portfolio turnover
 rate....................         178%            26 %           23 %           39 %           26 %

---------------------

 **   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001          2000**          1999
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.39         $14.98         $12.66         $10.02          $13.81
                              ------         ------         ------         ------          ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............      (0.06)         (0.03)         (0.01)          0.01           (0.02)
  Net realized and
   unrealized gain
   (loss)................      (2.27)         (1.52)          2.35           2.63           (3.63)
                              ------         ------         ------         ------          ------
Total income (loss) from
 investment operations...      (2.33)         (1.55)          2.34           2.64           (3.65)
                              ------         ------         ------         ------          ------

Less dividends and
 distributions from:
  Net investment
   income................      -              -              (0.02)         -              -
  Net realized gain......      (0.04)         (0.04)         -              -               (0.14)
                              ------         ------         ------         ------          ------
Total dividends and
 distributions...........      (0.04)         (0.04)         (0.02)         -               (0.14)
                              ------         ------         ------         ------          ------

Net asset value, end of
 period..................     $11.02         $13.39         $14.98         $12.66          $10.02
                              ======         ======         ======         ======          ======

Total Return+............     (17.48)%       (10.37)%        18.52 %        26.35 %        (26.67)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.91 %         1.85 %         1.83 %(2)      1.89 %          1.90 %
Net investment loss......      (0.47)%        (0.19)%        (0.11)%(2)     (0.02)%         (0.20)%
Supplemental Data:
Net assets, end of
 period, in thousands....     $2,674         $3,656         $3,593         $3,161          $1,278
Portfolio turnover
 rate....................        178 %           26 %           23 %           39 %            26 %

---------------------

 **   FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                                                FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------------------------
                               2003           2002           2001          2000**          1999
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.90         $15.44         $13.01         $10.19         $13.89
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.07           0.11           0.13           0.12           0.05
  Net realized and
   unrealized gain
   (loss)................       (2.38)         (1.56)          2.42           2.70          (3.61)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (2.31)         (1.45)          2.55           2.82          (3.56)
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................       (0.00)*        (0.05)         (0.12)        -              -
  Net realized gain......       (0.04)         (0.04)        -              -               (0.14)
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.04)         (0.09)         (0.12)        -               (0.14)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $11.55         $13.90         $15.44         $13.01         $10.19
                               ======         ======         ======         ======         ======

Total Return+............      (16.67)%        (9.45)%        19.68%         27.67%        (25.86)%

Ratios to Average Net
 Assets(1):
Expenses.................        0.91%          0.86 %         0.83%(2)       0.89%          0.90 %
Net investment income....        0.53%          0.80 %         0.89%(2)       0.98%          0.80 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $32,548        $51,657        $46,835        $32,356        $15,454
Portfolio turnover
 rate....................         178%            26 %           23%            39%            26 %

---------------------

  *   LESS THAN $0.01 PER SHARE.
 **   FOR THE YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Natural Resource Development Securities Inc.
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Morgan Stanley Natural Resource Development Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Natural Resource Development Securities Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Natural Resource Development Securities Inc. as of February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 11, 2003

                      2003 Federal Tax Notice (unaudited)

       During the fiscal year ended February 28, 2003, the Fund paid to its shareholders $0.04 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

Morgan Stanley Natural Resource Development Securities Inc.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                                             Number of
                                                                                                            Portfolios
                                             Term of                                                          in Fund
                           Position(s)     Office and                                                         Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
  Independent Director     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   ---------------  -------------------------------------------  ---------------------
Michael Bozic (62)         Director      Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Directors                                     Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Director      Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Director      Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Directors                                     Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Directors
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial loan
201 S. Main Street         corporation), United Space Alliance
Salt Lake City, UT         (joint venture between Lockheed
                           Martin and the Boeing Company) and
                           Nuskin Asia Pacific (multilevel
                           marketing); member of the board of
                           various civic and charitable
                           organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Directors      director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Natural Resource Development Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

                                                                                                            Number of
                                                                                                           Portfolios
                                            Term of                                                          in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
  Independent Director     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Director**
-------------------------  -----------   --------------  -------------------------------------------  ---------------------
Dr. Manuel H. Johnson      Director      Since July      Chairman of the Audit Committee and                       123
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Director      Since July      Chairman of the Insurance Committee and                   200
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
  Independent Director     Other Directorships Held by Director
-------------------------  ------------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Natural Resource Development Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Interested Directors:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Director          Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Director                     Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Director              Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Director              Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                 Number of
                                Portfolios
                                  in Fund
                                  Complex
Name, Age and Address of         Overseen
   Interested Director         by Director**      Other Directorships Held by Director
-------------------------  ---------------------  ------------------------------------
Charles A. Fiumefreddo                  123       None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   123       None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123       Director of American Airlines, Inc.
1585 Broadway                                     and its parent company, AMR
New York, NY                                      Corporation.

----------------------------

   * EACH DIRECTOR SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Natural Resource Development Securities Inc.
DIRECTOR AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003; Trustee (since
                                     December 1999) and President and Chief
                                     Executive Officer (since October 2002) of
                                     the Van Kampen Open-End Funds and President
                                     and Chief Executive Officer (since December
                                     2002) of the Van Kampen Closed-End Funds;
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Vice President and Secretary of the
                                     Distributor; previously, Vice President and
                                     Assistant General Counsel of the Investment
                                     Manager and Morgan Stanley Services
                                     (February 1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

37930RPT-10539D03-AP-4/03

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Morgan Stanley
Natural Resource
Development Securities

ANNUAL REPORT
FEBRUARY 28, 2003